Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Components of Inventories
Inventories consist of the following components:

	31 March
(Millions of US dollars)	2021	2020
Finished goods	$149.9	$224.4
Work-in-process	17.9	25.2
Raw materials and supplies	60.4	69.9
Provision for obsolete finished goods and raw materials	(9.9)	(14.4)
Total inventories	$218.3	$305.1